Borrowings - Schedule of Borrowings by Type (Detail) $ in Millions, $ in Millions, $ in Millions			12 Months Ended
	May 13, 2025 USD ($)	May 09, 2019 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 02, 2025 AUD ($)	Jul. 15, 2025 USD ($)	Oct. 18, 2024 USD ($)	May 10, 2024 USD ($)	May 25, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			$ 2,495.6
Loans advanced			4,085.8			$ 2,291.1		$ 804.8
Repayments			4,119.6			986.3		650.9
Balance at end of the year			2,738.2			2,495.6
Variable rate with exposure to repricing (six months or less)			1,496.7			1,997.7
Fixed rate with no exposure to repricing			1,241.5			497.9
Committed			1,300.7			549.0
Uncommitted			40.0			72.3
Undrawn borrowing facilities			1,340.7			621.3
– within one year
Disclosure of detailed information about borrowings [line items]
Committed			100.0			100.0
– later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Committed			0.0			51.5
– later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Committed			534.3			0.0
– later than three years and not later than five years
Disclosure of detailed information about borrowings [line items]
Committed			666.4			397.5
US Dollar
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			1,280.4
Balance at end of the year			1,295.3			1,280.4
Australian Dollar
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			210.6
Balance at end of the year			1,012.8			210.6
Canadian Dollar
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			1,004.6
Balance at end of the year			430.1			1,004.6
US$500 million 5-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings		$ 500.0	$ 500.0			$ 500.0
Borrowings maturity, term (in years)		5 years	5 years	5 years	5 years	5 years	5 years
Balance at beginning of the year			$ 0.0
Balance at end of the year			0.0			$ 0.0
US$500 million 5-year notes issue | US Dollar
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			0.0			499.6
Unwinding of transaction costs			0.0			0.4
Repayments			0.0			500.0
Balance at end of the year			0.0			0.0		499.6
US$500 million 10-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 500.0			$ 500.0
Borrowings maturity, term (in years)			10 years	10 years	10 years	10 years	10 years
Balance at beginning of the year			$ 497.9
Balance at end of the year			498.3			$ 497.9
US$500 million 10-year notes issue | US Dollar
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			497.9			497.5
Unwinding of transaction costs			0.4			0.4
Balance at end of the year			498.3			497.9		497.5
US$750 million 7-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 750.0		$ 750.0
Borrowings maturity, term (in years)	7 years		7 years	7 years	7 years
Balance at beginning of the year			$ 0.0
Balance at end of the year			743.2			0.0
US$750 million 7-year notes issue | US Dollar
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			0.0
Unwinding of transaction costs			0.8			0.0
Loans advanced			742.4			0.0
Balance at end of the year			743.2			0.0
US$150 million revolving senior secured credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			150.0					150.0
Balance at beginning of the year			0.0
Balance at end of the year			0.0			0.0
US$150 million revolving senior secured credit facility | US Dollar
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			0.0			83.5
Repayments			0.0			83.5
Balance at end of the year			0.0			0.0		83.5
US$85 million revolving senior secured credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			85.0										$ 85.0
Balance at beginning of the year			33.5
Balance at end of the year			0.0			33.5
US$85 million revolving senior secured credit facility | US Dollar
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			33.5			0.0
Loans advanced			0.0			83.5
Repayments			33.5			50.0
Balance at end of the year			0.0			33.5		0.0
A$500 million syndicated revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings									$ 500.0
Balance at beginning of the year			210.6
Balance at end of the year			0.0			210.6
A$500 million syndicated revolving credit facility | Australian Dollar
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			210.6			0.0
Loans advanced			0.0			263.1
Repayments			214.4			39.1
Translation adjustment			3.8			(13.4)
Balance at end of the year			0.0			210.6		0.0
US$1,200 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			1,200.0											$ 1,200.0
Balance at beginning of the year			1,034.5
Loans advanced			233.6			1,202.2
Repayments			801.6			313.7
Balance at end of the year			483.9			1,034.5
US$1,200 million revolving credit facility | Windfall Project
Disclosure of detailed information about borrowings [line items]
Loans advanced			205.0		$ 287.1	389.3	$ 541.5
Repayments			78.1		107.6	118.1	162.5
US$1,200 million revolving credit facility | US Dollar
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			1,034.5			155.9
Loans advanced			233.6			1,202.2
Repayments			801.6			313.7
Translation adjustment			17.4			(9.9)
Balance at end of the year			483.9			1,034.5		155.9
US$750 million multi-currency bridge facilities
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			750.0									$ 750.0
Balance at beginning of the year			719.1
Balance at end of the year			0.0			719.1
US$750 million multi-currency bridge facilities | Windfall Project
Disclosure of detailed information about borrowings [line items]
Loans advanced			752.6		$ 1,034.3	742.3	$ 1,034.3
US$750 million multi-currency bridge facilities | US Dollar
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			719.1			0.0
Loans advanced			0.0			742.3
Repayments			752.6			0.0
Translation adjustment			33.5			(23.2)
Balance at end of the year			0.0			719.1		$ 0.0
US$2,300 million multi-currency bridge facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			2,300.0								$ 2,300.0
Balance at beginning of the year			0.0
Loans advanced			2,275.7	$ 3,477.8
Repayments			2,120.4	3,210.0
Balance at end of the year			178.7			0.0
US$2,300 million multi-currency bridge facility | US Dollar
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			0.0
Loans advanced			2,275.7			0.0
Repayments			2,120.4			0.0
Translation adjustment			23.4			0.0
Balance at end of the year			178.7			0.0
A$1,250 million multi-currency term loan facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings									$ 1,250.0	$ 1,250.0
Balance at beginning of the year			0.0
Loans advanced			834.1	$ 1,250.0
Balance at end of the year			834.1			0.0
A$1,250 million multi-currency term loan facility | Australian Dollar
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			0.0
Loans advanced			834.1			0.0
Balance at end of the year			$ 834.1			$ 0.0